Expense Example - Investor A Shares, Institutional Shares, Investor C Shares and Class R Shares - BlackRock LifePath Dynamic 2060 Fund	Apr. 30, 2021 USD ($)
Investor A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 612
Expense Example, with Redemption, 3 Years	827
Expense Example, with Redemption, 5 Years	1,091
Expense Example, with Redemption, 10 Years	1,842
Investor C Shares
Expense Example:
Expense Example, with Redemption, 1 Year	268
Expense Example, with Redemption, 3 Years	552
Expense Example, with Redemption, 5 Years	992
Expense Example, with Redemption, 10 Years	2,020
Institutional Shares
Expense Example:
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	462
Expense Example, with Redemption, 10 Years	1,100
Class R Shares
Expense Example:
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	381
Expense Example, with Redemption, 5 Years	704
Expense Example, with Redemption, 10 Years	$ 1,617